Recent accounting pronouncements	12 Months Ended
Mar. 31, 2015
Recent accounting pronouncements
Recent accounting pronouncements

3. Recent accounting pronouncements

In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-08, "Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity," which provides a narrower definition of discontinued operations than under existing U.S. GAAP. ASU 2014-08 requires that only a disposal of a component of an entity, or a group of components of an entity, that represents a strategic shift that has, or will have, a major effect on the reporting entity's operations and financial results should be reported in the financial statements as discontinued operations. ASU 2014-08 also provides guidance on the financial statement presentations and disclosures of discontinued operations. The new guidance is effective prospectively for the Company for all new disposals of components and new classification as held for sale beginning April 1, 2015. The revised guidance will not have a material effect on the Company's financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers," which supersedes the revenue recognition requirements in "Topic 605, Revenue Recognition" and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance is effective retrospectively for the Company for the interim reporting period ending June 30, 2017, with early application not permitted. The Company is evaluating the existing revenue recognition policies to determine whether any contracts in the scope of the guidance will be affected by the new requirements.

In January 2015, the FASB issued ASU 2015-01, "Income Statement-Extraordinary and Unusual Items," which eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new guidance is effective prospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The revised guidance will not have a material effect on the Company's financial position, results of operations or cash flows.

In February 2015, the FASB issued ASU 2015-02, "Consolidation (Topic 810) — Amendments to the Consolidation Analysis," which amends the criteria for determining which entities are considered VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The guidance is effective for the Company for the year ending March 31, 2016 and interim reporting periods during the year ending March 31, 2016. The guidance may be applied retrospectively or through a cumulative effect adjustment to equity as of the beginning of the year of adoption. Early application is permitted, including adoption in an interim period. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs," which requires debt issuance costs relating to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The new guidance is effective retrospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The revised guidance will not have a material effect on the Company's financial position, results of operations or cash flows.